Accounts Receivable, Net - Provisions For Doubtful Accounts (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS RECEIVABLE,NET [Abstract]
Balance at Beginning of Period	$ (16,377)	$ (16,086)	$ (19,706)
Charges to Costs and Expenses	(541)	(999)	(575)
Amount Utilized	1,552	708	4,195
Balance at End of Period	$ (15,366)	$ (16,377)	$ (16,086)